Business Combination - Narrative (Q2) (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	May 05, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Stock-based compensation			$ 328,978	$ 15,849	$ 31,487	$ 15,154	$ 1,490
Weights and Biases, Inc.
Business Combination [Line Items]
Consideration transferred	$ 1,029,259
Compensation arrangements for stock-based awards	123,000
Stock based award purchase price	33,000
Stock-based compensation	$ 6,000	$ 5,000
Compensation expenses on straight-line basis		79,000
Acquisition-related costs		$ 29,000